TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
	Year ended December 31,
	2015	2014	2013

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	34%
Germany	16%	-	-

Schedule of Deferred Tax Liabilities
	December 31,
	2015	2014
Deferred tax assets:
NOLs	$28,417	$29,809
Lease provision	1,539	1,567
Swap instrument	-	129
Mortgage loan	210	216
Reserves and allowances	-	92

Deferred tax assets	30,166	31,813

Dferred tax liabilities:
Land	(5,327)	(5,336)
Building	(10,504)	(10,667)
Other assets, net	(96)	(146)
Reserves and allowances	(163)	-

Deferred tax liabilities	(16,090)	(16,149)

Valuation allowance	(28,254)	(29,901)

Deferred tax liabilities, net	$(14,178)	$(14,237)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense

	Year ended December 31,
	2015	2014	2013

Income before taxes as reported	$2,811	$7,133	$5,314

Theoretical tax benefit computed at the statutory rate (26.5% and 25% for the years 2015, 2014 and 2013, respectively)	$745	$1,890	$1,329
Differences in tax rates on income deriving from foreign subsidiaries	5	14	(170)
Tax adjustments in respect of currency translation	42	121	(203)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	463	-	223
Realization of carry forward losses	-	(769)	-
Taxes for previous years	45	-	-
Other non-deductible expenses	309	246	339

Income tax expense	$1,609	$1,502	$1,518

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2015	2014	2013

Domestic	$1,218	$(1,000)	$328
Foreign	1,593	8,133	4,986

	$2,811	$7,133	$5,314

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2015	2014	2013

Current	$1,648	$1,489	$1,397
Deferred	(39)	13	121

	$1,609	$1,502	$1,518

Domestic	$-	$-	$-
Foreign	1,609	1,502	1,518

	$1,609	$1,502	$1,518